Bank Borrowings (Short Term Debt) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Short-term bank borrowings		$ 6,054,561
Loan One [Member] | BMO Harris [Member]
Short-term Debt [Line Items]
Interest rate	3.25%
Terms, start date	Jan. 31, 2013
Terms, end date	Jan. 31, 2014
Short-term bank borrowings		164,702
Loan Two [Member] | China Merchants Bank [Member]
Short-term Debt [Line Items]
Interest rate	7.20%
Terms, start date	Aug. 31, 2012
Terms, end date	Feb. 15, 2014
Short-term bank borrowings		1,145,250
Loan Three [Member] | China Merchants Bank [Member]
Short-term Debt [Line Items]
Interest rate	6.844%
Terms, start date	Mar. 16, 2013
Terms, end date	Feb. 15, 2014
Short-term bank borrowings		818,036
Loan Four [Member] | Industrial and Commercial Bank of China [Member]
Short-term Debt [Line Items]
Interest rate	2.80%
Terms, start date	Sep. 25, 2013
Terms, end date	Mar. 25, 2014
Short-term bank borrowings		1,636,072
Loan Five [Member] | Bank of Hangzhou [Member]
Short-term Debt [Line Items]
Interest rate	6.844%
Terms, start date	Apr. 01, 2013
Terms, end date	Mar. 30, 2014
Short-term bank borrowings		654,429
Loan Six [Member] | Industrial and Commercial Bank of China [Member]
Short-term Debt [Line Items]
Interest rate	5.60%
Terms, start date	Jun. 25, 2013
Terms, end date	Jun. 24, 2014
Short-term bank borrowings		$ 1,636,072